ALLIANCE VARIABLE PRODUCTS
                                                              SERIES FUND, INC.
                                 -ALLIANCE AMERICAS GOVERNMENT INCOME PORTFOLIO
AllianceCapital [LOGO]             -ALLIANCE GLOBAL DOLLAR GOVERNMENT PORTFOLIO
_______________________________________________________________________________

SUPPLEMENT DATED AUGUST 5, 2002 TO THE PROSPECTUSES DATED MAY 1, 2002 OF ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. THAT OFFER THE ALLIANCE AMERICAS GOVERNMENT INCOME PORTFOLIO AND ALLIANCE GLOBAL DOLLAR GOVERNMENT PORTFOLIO. THIS SUPPLEMENT SUPERSEDES CERTAIN INFORMATION UNDER THE HEADING "MANAGEMENT OF THE PORTFOLIOS-PORTFOLIO MANAGERS" IN THE PROSPECTUSES.


ALLIANCE AMERICAS GOVERNMENT INCOME PORTFOLIO

Paul J. DeNoon, Ivan Rudolph-Shabinsky and Sean Kelleher are the persons who are primarily responsible for the day-to-day management of Alliance Americas Government Income Portfolio. They replace Wayne D. Lyski. Mr. DeNoon is a Senior Vice President of Alliance Capital Management Corporation ("ACMC"). He has been associated with Alliance since prior to 1997. Mr. Rudolph-Shabinsky, CFA, is a Vice President of ACMC, Director of Canadian Fixed Income, member of the Global Fixed Income Team, and Senior Portfolio Manager for inflation-linked bonds with Alliance, with which he has been associated since prior to 1997. Mr. Kelleher is a Senior Vice President of ACMC. He joined Alliance in 1999 as a member of the Structured Asset Strategies group. Previously, Mr. Kelleher managed the MBS swaps desk at Deutsche Bank from 1997 to 1999.


ALLIANCE GLOBAL DOLLAR GOVERNMENT PORTFOLIO

Paul J. DeNoon is replacing Wayne D. Lyski as the person who is primarily responsible for the day-to-day management of Alliance Global Dollar Government Portfolio. Mr. DeNoon is a Senior Vice President of ACMC. He has been associated with Alliance since prior to 1997.



You should retain this Supplement with your prospectus for future reference.

(R) This is a registered mark used under license from the owner, Alliance Capital Management L. P.